FAIR VALUE MEASUREMENTS - Debt conversion share adjustment obligations, assumptions (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
FAIR VALUE MEASUREMENTS
Change in fair value of forward purchase agreement	$ 58,288	$ 33,548	$ 365,158	$ 187,428
Derivative liabilities
FAIR VALUE MEASUREMENTS
Change in fair value of forward purchase agreement	$ (58,000)	$ (34,000)	$ 366,000	$ 187,000
Stock price | Debt conversion share adjustment obligations derivative liability
FAIR VALUE MEASUREMENTS
Measurement Input				38.72
Stock price | Debt conversion share adjustment obligations derivative liability | Reset date
FAIR VALUE MEASUREMENTS
Measurement Input				35.84
Remaining term | Debt conversion share adjustment obligations derivative liability | Second reset date
FAIR VALUE MEASUREMENTS
Measurement Input				1.04
Risk-free rate | Debt conversion share adjustment obligations derivative liability | Reset date
FAIR VALUE MEASUREMENTS
Measurement Input				4.4
Drift term | Debt conversion share adjustment obligations derivative liability | Reset date
FAIR VALUE MEASUREMENTS
Measurement Input				4.3
Forecasted five day VWAP per share of Company's common stock | Debt conversion share adjustment obligations derivative liability | First reset date
FAIR VALUE MEASUREMENTS
Measurement Input				30.72
Forecasted five day VWAP per share of Company's common stock | Debt conversion share adjustment obligations derivative liability | Second reset date
FAIR VALUE MEASUREMENTS
Measurement Input				25.92
Minimum | Volatility | Debt conversion share adjustment obligations derivative liability
FAIR VALUE MEASUREMENTS
Measurement Input				92
Maximum | Volatility | Debt conversion share adjustment obligations derivative liability
FAIR VALUE MEASUREMENTS
Measurement Input				93